Unaudited Condensed Consolidated Interim Statements of Income - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
NET REVENUE	$ 22,596,984	$ 19,926,006		$ 63,121,151	$ 57,208,885
Cost of sales	(19,624,537)	(16,646,119)		(54,691,633)	(48,597,318)
GROSS PROFIT	2,972,447	3,279,887		8,429,518	8,611,567
Selling expenses	(1,256,019)	(1,217,556)		(3,650,662)	(3,438,825)
General and administrative expenses	(513,737)	(487,585)		(1,592,447)	(1,712,565)
Other income	29,221	21,869		77,298	60,323
Other expenses	(12,874)	(42,301)		(56,674)	(109,079)
NET OPERATING EXPENSES	(1,753,409)	(1,725,573)		(5,222,485)	(5,200,146)
OPERATING PROFIT	1,219,038	1,554,314		3,207,033	3,411,421
Finance income	202,920	153,475		508,017	517,594
Finance expense	(611,069)	(514,565)		(1,484,115)	(1,827,047)
NET FINANCE EXPENSE	(408,149)	(361,090)		(976,098)	(1,309,453)
Share of profit of equity-accounted investees, net of tax	4,452	3,897		15,008	(231)
PROFIT BEFORE TAXES	815,341	1,197,121		2,245,943	2,101,737
Current income taxes	(185,942)	(142,382)		(576,398)	(399,199)
Deferred income taxes	14,725	(298,133)		125,228	(193,301)
TOTAL INCOME TAXES	(171,217)	(440,515)		(451,170)	(592,500)
NET INCOME	644,124	756,606		1,794,773	1,509,237
ATTRIBUTABLE TO:
Company shareholders	580,887	692,923	[1]	1,609,192	1,354,020	[1]
Non-controlling interest	63,237	63,683		185,581	155,217
NET INCOME	$ 644,124	$ 756,606		$ 1,794,773	$ 1,509,237
Basic earnings per share - common shares (US$) (in Dollars per share)	$ 0.52	$ 0.62	[1]	$ 1.45	$ 1.22	[1]
Diluted earnings per share - common shares (US$) (in Dollars per share) (in Dollars per share)	$ 0.52	$ 0.62		$ 1.45	$ 1.22

[1]	The weighted average number of common shares outstanding for 2024 was retrospectively adjusted to reflect the 2025 share structure for comparability.